Per Share Amounts - Common Share Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [line items]
Dividends paid (in CAD per share)	$ 0.580	$ 0.500
Common shares
Earnings per share [line items]
Dividends paid on common shares	$ 1,047	$ 925
Variable dividends declared ( in CAD per share)	$ 0	$ 0.135
Variable dividends paid on common shares	$ 0	$ 251
Total common share dividends paid (in CAD per share)	$ 0.580	$ 0.635
Total dividends paid on common shares	$ 1,047	$ 1,176